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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment |_|;  Amendment Number: ____

This Amendment (check only one): |_| is a restatement.
                                 |_| adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:    University Capital Strategies Group, LLC
Address: #444 - 408 St. Peter Street
         St. Paul, MN 55102

Form 13F File Number: 28-11803

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Patrick J. Hess
Title:   Chief Executive Officer
Phone:   651-251-0380

Signature, Place, and Date of Signing


     /s/ Patrick J. Hess   St. Paul, Minnesota   8/11/06
     -------------------

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 42

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Form 13F Information Table Value Total: $167,432
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

                             TITLE OF               VALUE       SHRS OR   SH/  PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
      NAME OF ISSUER           CLASS     CUSIP     (x$1000)     PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
Applied Films                 common   038197109  $13,944.86  489,465.00   SH           sole               489,465.00
Carramerica Realty            common   144418100  $13,899.60  312,000.00   SH           sole               312,000.00
Gtech Holdings                common   400518106  $13,678.97  393,300.00   SH           sole               393,300.00
Serologicals Corp             common   817523103  $10,372.68  329,920.00   SH           sole               329,920.00
Fargo Electronics             common   30744P102  $ 9,747.68  383,918.00   SH           sole               383,918.00
Excel Technology              common   30067T103  $ 8,789.63  293,771.00   SH           sole               293,771.00
Laserscope                    common   518081104  $ 8,305.02  269,556.00   SH           sole               269,556.00
West Corp                     common   952355105  $ 8,098.75  169,041.00   SH           sole               169,041.00
Sportsman s Guide             common   848907200  $ 7,828.44  256,670.00   SH           sole               256,670.00
Ubiquitel                     common   903474302  $ 6,397.60  618,723.00   SH           sole               618,723.00
Advanced Digital Info Corp.   common   007525108  $ 5,936.60  504,384.00   SH           sole               504,384.00
Chaparral Resources           common   159423102  $ 5,253.41  918,428.00   SH           sole               918,428.00
Navigant International        common   63935R108  $ 5,015.45  312,879.00   SH           sole               312,879.00
Maverick Tube Corp.           common   577914104  $ 4,549.68   72,000.00   SH           sole                72,000.00
Knape & Vogt Mfg.             common   498782101  $ 4,300.93  228,530.00   SH           sole               228,530.00
Capital Title Group           common   140919101  $ 4,011.87  544,352.00   SH           sole               544,352.00
Stone Energy                  common   861642106  $ 3,724.00   80,000.00   SH           sole                80,000.00
Andrx Corp                    common   034553107  $ 3,594.45  155,000.00   SH           sole               155,000.00
Netiq Corp                    common   64115P102  $ 2,932.02  240,527.00   SH           sole               240,527.00
Andrew Corp                   common   034425108  $ 2,799.76  316,000.00   SH           sole               316,000.00
Aztar Corp.                   common   054802103  $ 2,670.74   51,400.00   SH           sole                51,400.00
Huntsman Corp - ORD LINE      common   447011107  $ 2,125.81  107,636.00   SH           sole               107,636.00
Kinder Morgan                 common   49455P101  $ 2,097.69   21,000.00   SH           sole                21,000.00
RSA Security                  common   749719100  $ 2,032.50   75,000.00   SH           sole                75,000.00
Inter-tel                     common   458372109  $ 2,027.21   96,259.00   SH           sole                96,259.00
Falconbridge                  common   306104100  $ 1,585.50   30,000.00   SH           sole                30,000.00
Riviera Holdings              common   769627100  $ 1,556.21   75,179.00   SH           sole                75,179.00
Longview Fiber                common   543213102  $ 1,221.76   64,000.00   SH           sole                64,000.00
NWH Inc.                      common   62946E106  $ 1,080.88   59,929.00   SH           sole                59,929.00
Aramark Corp. - CL B          common   038521100  $   993.30   30,000.00   SH           sole                30,000.00
Blockbuster - CL B            common   093679207  $   977.65  222,700.00   SH           sole               222,700.00
Ceres Group                   common   156772105  $   916.75  147,387.00   SH           sole               147,387.00
Manugistics Group             common   565011103  $   846.67  338,666.00   SH           sole               338,666.00
Pacific Energy Partners LP    common   69422R105  $   824.27   25,300.00   SH           sole                25,300.00
McData Corp - CL B            common   580031102  $   807.58  219,450.00   SH           sole               219,450.00
Panamsat Holding Corp.        common   69831Y105  $   687.97   27,541.00   SH           sole                27,541.00
ADE Corp/Mass                 common   00089C107  $   649.80   20,000.00   SH           sole                20,000.00
Hummingbird                   common   44544R101  $   549.60   20,000.00   SH           sole                20,000.00
Michaels Stores               common   594087108  $   382.38    9,272.00   SH           sole                 9,272.00
Zapata Corp                   common   989070602  $   125.80   18,100.00   SH           sole                18,100.00
Onyx Software Corp            common   683402200  $    49.80   10,000.00   SH           sole                10,000.00
Tel Offshore Trust            common   872382106  $    40.51    6,797.00   SH           sole                 6,797.00